GAIN ON SALE OF VESSELS (Tables)	6 Months Ended
Jun. 30, 2026
Other Income and Expenses [Abstract]
Realized Gain (Loss) on Disposal of Assets and Termination of Vessels

(in thousands of $)	Six months ended		Six months ended
	June 30, 2026		June 30, 2025
	Net Proceeds	Gain/(Loss)	Net Proceeds	Gain/(Loss)
Disposal of investments in sales-type leases
Six 4,100 TEU container vessels*	—	—	26,700	—

Disposal of vessels
SFL Thelon	48,308	11,503	—	—
Asian Ace	—	—	9,453	4,340
SFL Yukon	—	—	9,974	(98)

Total	48,308	11,503	46,127	4,242

*The six 4,100 TEU container vessels were delivered to MSC following execution of the applicable purchase obligations at the end of the vessels' bareboat charter contracts.